Other investments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about other investments [Table Text Block]
	2017	2016
	$	$
Fair value through profit or loss (warrants)
Balance – January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercise	(14,170)	(311)
Change in fair value	1,665	6,390
Balance – December 31	8,092	10,935

Fair value through other comprehensive income (shares)
Balance – January 1	97,274	93,607
Acquisitions	72,719	71,137
Exercise of warrants	500	-
Interests on financial assets at amortized cost paid in shares	12	26
Change in fair value	6,139	74,914
Disposals	(69,803)	(129,342)
Transfer to investments in associates	-	(13,068)
Balance – December 31	106,841	97,274

Amortized cost
Balance – January 1	200	10,300
Transfer to short-term investments	-	(100)
Conversion to royalty interests (i)	-	(10,000)
Balance – December 31	200	200

Total	115,133	108,409